Segment Information	9 Months Ended	12 Months Ended
	Sep. 24, 2011	Dec. 25, 2010
Segment Information [Abstract]
Segment Information

(9) Segment Information

The Company is strategically aligned into two global brands, Dunkin' Donuts and Baskin-Robbins, which are further segregated between U.S. operations and international operations. As such, the Company has determined that it has four operating segments, which are its reportable segments: Dunkin' Donuts U.S., Dunkin' Donuts International, Baskin-Robbins U.S., and Baskin-Robbins International. Dunkin' Donuts U.S., Baskin-Robbins U.S., and Dunkin' Donuts International primarily derive their revenues through royalty income, franchise fees, and rental income. Baskin-Robbins U.S. also derives revenue through license fees from a third-party license agreement. Baskin-Robbins International primarily derives its revenues from the manufacturing and sales of ice cream products, as well as royalty income, franchise fees, and license fees. The operating results of each segment are regularly reviewed and evaluated separately by the Company's senior management, which includes, but is not limited to, the chief executive officer, the chief financial officer, and brand officers. Senior management primarily evaluates the performance of its segments and allocates resources to them based on earnings before interest, taxes, depreciation, amortization, impairment charges, loss on debt extinguishment and refinancing transactions, other losses, and unallocated corporate charges referred to as segment profit. When senior management reviews a balance sheet, it is at a consolidated level. The accounting policies applicable to each segment are consistent with those used in the consolidated financial statements.

Subsequent to December 25, 2010 and as part of fiscal year 2011 management reporting, intersegment royalties and rental income earned from company-owned restaurants are now eliminated from Dunkin' Donuts U.S. segment revenues. Revenues for all periods presented in the tables below have been restated to reflect these changes.

Revenues for all operating segments include only transactions with unaffiliated customers and include no intersegment revenues. Revenues reported as "Other" include retail sales for company-owned restaurants, as well as revenue earned through arrangements with third parties in which our brand names are used and revenue generated from online training programs for franchisees that are not allocated to a specific segment. Revenues by segment were as follows (in thousands):

	Revenues
	Three months ended		Nine months ended
	September 24, 2011	September 25, 2010	September 24, 2011	September 25, 2010

		(As adjusted)		(As adjusted)
Dunkin' Donuts U.S.	$113,898	100,461	317,505	292,612
Dunkin' Donuts International	3,669	3,552	11,369	10,137
Baskin-Robbins U.S.	12,003	12,308	33,412	34,467
Baskin-Robbins International	28,090	25,278	80,149	69,690

Total reportable segment revenues	157,660	141,599	442,435	406,906
Other	5,848	7,932	17,258	20,453

Total revenues	$163,508	149,531	459,693	427,359

For purposes of evaluating segment profit, Dunkin' Donuts U.S. includes the net operating income earned from company-owned restaurants. Expenses included in "Corporate and other" in the segment profit table below include corporate overhead costs, such as payroll and related benefit costs and professional services. Segment profit by segment was as follows (in thousands):

	Segment profit
	Three months ended		Nine months ended
	September 24, 2011	September 25, 2010	September 24, 2011	September 25, 2010

		(As adjusted)		(As adjusted)
Dunkin' Donuts U.S.	$88,992	72,335	242,305	213,568
Dunkin' Donuts International	2,496	3,696	8,826	10,944
Baskin-Robbins U.S.	6,963	8,761	18,189	23,387
Baskin-Robbins International	14,453	13,923	33,069	34,891

Total reportable segment profit	112,904	98,715	302,389	282,790
Corporate and other	(45,500)	(29,903)	(100,971)	(86,216)
Interest expense, net	(23,927)	(25,611)	(86,502)	(80,598)
Depreciation	(6,128)	(6,211)	(18,350)	(19,159)
Amortization of other intangible assets	(7,001)	(7,762)	(21,106)	(25,315)
Impairment charges	(163)	(265)	(1,220)	(2,955)
Loss on debt extinguishment and refinancing transactions	(18,050)	—	(34,222)	(3,693)
Other losses, net	(423)	(4)	(11)	(33)

Income before income taxes	$11,712	28,959	40,007	64,821

Equity in net income of joint ventures is included in segment profit for the Dunkin' Donuts International and Baskin-Robbins International reportable segments. Equity in net income of joint ventures by reportable segment was as follows (in thousands):

	Equity in net income of joint ventures
	Three months ended		Nine months ended
	September 24, 2011	September 25, 2010	September 24, 2011	September 25, 2010

Dunkin' Donuts International	$51	1,060	944	3,484
Baskin-Robbins International	7,358	6,517	11,262	12,529

Total equity in net income of joint ventures	$7,409	7,577	12,206	16,013

(12) Segment information

The Company is strategically aligned into two global brands, Dunkin' Donuts and Baskin-Robbins, which are further segregated between U.S. operations and international operations. As such, the Company has determined that it has four operating segments, which are its reportable segments: Dunkin' Donuts U.S., Dunkin' Donuts International, Baskin-Robbins U.S., and Baskin-Robbins International. Dunkin' Donuts U.S., Baskin-Robbins U.S., and Dunkin' Donuts International primarily derive their revenues through royalty income, franchise fees, and rental income. Baskin-Robbins U.S. also derives revenue through license fees from a third-party license agreement. Baskin-Robbins International primarily derives its revenues from the manufacturing and sales of ice cream products, as well as royalty income, franchise fees, and license fees. The operating results of each segment are regularly reviewed and evaluated separately by the Company's senior management, which includes, but is not limited to, the chief executive officer, the chief financial officer, and worldwide brand officers. Senior management primarily evaluates the performance of its segments and allocates resources to them based on earnings before interest, taxes, depreciation, amortization, impairment charges, foreign currency gains and losses, other gains and losses, and unallocated corporate charges, referred to as segment profit. When senior management reviews a balance sheet, it is at a consolidated level. The accounting policies applicable to each segment are consistent with those used in the consolidated financial statements.

Historically, revenues for Dunkin' Donuts U.S. included royalties and rental income earned from company-owned restaurants. Subsequent to December 25, 2010 and as part of fiscal year 2011 management reporting, intersegment royalties and rental income earned from company-owned restaurants are now eliminated from Dunkin' Donuts U.S. segment revenues. Revenues for all periods presented in the tables below have been restated to reflect these changes, which resulted in a reduction of Dunkin' Donuts U.S. revenues of $2.1 million and $333 thousand for fiscal years 2010 and 2009, respectively. These changes had no impact on segment revenues for fiscal year 2008.

Revenues for all operating segments include only transactions with unaffiliated customers and include no intersegment revenues. Revenues reported as "Other" include retail sales for company-owned restaurants, as well as revenue earned through arrangements with third parties in which our brand names are used and revenue generated from online training programs for franchisees that are not allocated to a specific segment. Revenues by segment were as follows (in thousands):

	Revenues
	Fiscal year ended
	December 25, 2010	December 26, 2009	December 27, 2008

		(As adjusted)	(As adjusted)
Dunkin' Donuts U.S.	$400,337	387,262	397,176
Dunkin' Donuts International	14,128	12,326	13,241
Baskin-Robbins U.S.	42,920	46,293	50,499
Baskin-Robbins International	91,285	80,764	76,066

Total reportable segments	548,670	526,645	536,982
Other	28,465	11,428	7,947

Total revenues	$577,135	538,073	544,929

Revenues for foreign countries are represented by the Dunkin' Donuts International and Baskin-Robbins International segments above. No individual foreign country accounted for more than 10% of total revenues for any fiscal year presented.

For purposes of evaluating segment profit, Dunkin' Donuts U.S. includes the net operating income earned from company-owned restaurants. Expenses included in "Corporate and other" in the segment profit table below include corporate overhead costs, such as payroll and related benefit costs and professional services. Segment profit by segment was as follows (in thousands):

	Segment profit
	Fiscal year ended
	December 25, 2010	December 26, 2009	December 27, 2008

		(As adjusted)	(As adjusted)
Dunkin' Donuts U.S.	$293,132	275,961	288,009
Dunkin' Donuts International	14,573	12,628	14,534
Baskin-Robbins U.S.	27,607	33,459	33,925
Baskin-Robbins International	41,596	41,212	33,257

Total reportable segments	376,908	363,260	369,725
Corporate and other	(118,482)	(107,287)	(112,456)
Interest expense, net	(112,532)	(115,019)	(115,944)
Depreciation and amortization	(57,826)	(62,911)	(66,300)
Goodwill impairment	—	—	(294,478)
Other impairment charges	(7,075)	(8,517)	(37,384)
Gain (loss) on debt extinguishment	(61,955)	3,684	—
Other gains (losses), net	408	1,066	(3,929)

Income (loss) before income taxes	$19,446	74,276	(260,766)

Equity in net income of joint ventures, including amortization on intangibles resulting from the BCT Acquisition, is included in segment profit for the Dunkin' Donuts International and Baskin-Robbins International reportable segments. Equity in net income of joint ventures by reportable segment was as follows (in thousands):

	Equity in net income of joint ventures
	Fiscal year ended
	December 25, 2010	December 26, 2009	December 27, 2008

Dunkin' Donuts International	$3,913	3,718	4,385
Baskin-Robbins International	13,912	10,583	9,784

Total equity in net income of joint ventures	$17,825	14,301	14,169

Depreciation and amortization is not included in segment profit for each reportable segment. However, depreciation and amortization is included in the financial results regularly provided to the Company's senior management. Depreciation and amortization by reportable segments was as follows (in thousands):

	Depreciation and amortization
	Fiscal year ended
	December 25, 2010	December 26, 2009	December 27, 2008

Dunkin' Donuts U.S.	$21,802	24,035	25,475
Dunkin' Donuts International	129	143	222
Baskin-Robbins U.S.	760	1,079	1,590
Baskin-Robbins International	1,183	1,173	1,294

Total reportable segments	23,874	26,430	28,581
Corporate and other	33,952	36,481	37,719

Total depreciation and amortization	$57,826	62,911	66,300

Property and equipment, net by geographic region as of December 25, 2010 and December 26, 2009 are based on the physical locations within the indicated geographic regions and are as follows (in thousands):

	December 25, 2010	December 26, 2009

United States	$187,862	204,708
International	5,411	4,951

	$193,273	209,659